FAIR VALUE MEASUREMENTS - Schedule of fair value hierarchy of financial assets and liabilities measured at fair value on recurring basis (Details) - Fair Value, recurring - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Financial liabilities:
Fair Value, Net Asset (Liability)	$ 507,073	$ 1,034,162
Money market funds
Financial assets:
Assets, Fair Value Disclosure	51,855	189,437
Marketable securities
Financial assets:
Assets, Fair Value Disclosure	487,413	843,856
Foreign currency derivative assets
Financial assets:
Assets, Fair Value Disclosure	0	3,546
Foreign currency derivative liabilities
Financial liabilities:
Financial Liabilities Fair Value Disclosure	(32,195)	(2,677)
Level 1
Financial liabilities:
Fair Value, Net Asset (Liability)	124,049	502,371
Level 1 | Money market funds
Financial assets:
Assets, Fair Value Disclosure	51,855	189,437
Level 1 | Marketable securities
Financial assets:
Assets, Fair Value Disclosure	72,194	312,934
Level 1 | Foreign currency derivative assets
Financial assets:
Assets, Fair Value Disclosure	0	0
Level 1 | Foreign currency derivative liabilities
Financial liabilities:
Financial Liabilities Fair Value Disclosure	0	0
Level 2
Financial liabilities:
Fair Value, Net Asset (Liability)	383,024	531,791
Level 2 | Money market funds
Financial assets:
Assets, Fair Value Disclosure	0	0
Level 2 | Marketable securities
Financial assets:
Assets, Fair Value Disclosure	415,219	530,922
Level 2 | Foreign currency derivative assets
Financial assets:
Assets, Fair Value Disclosure	0	3,546
Level 2 | Foreign currency derivative liabilities
Financial liabilities:
Financial Liabilities Fair Value Disclosure	(32,195)	(2,677)
Level 3
Financial liabilities:
Fair Value, Net Asset (Liability)	0	0
Level 3 | Money market funds
Financial assets:
Assets, Fair Value Disclosure	0	0
Level 3 | Marketable securities
Financial assets:
Assets, Fair Value Disclosure	0	0
Level 3 | Foreign currency derivative assets
Financial assets:
Assets, Fair Value Disclosure	0	0
Level 3 | Foreign currency derivative liabilities
Financial liabilities:
Financial Liabilities Fair Value Disclosure	$ 0	$ 0